TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2018
Trade and other payables [abstract]
TRADE AND OTHER PAYABLES
21	TRADE AND OTHER PAYABLES

	2018	2017
	US$’000	US$’000

Trade payables	7,994	6,206
Accrued expenses	13,401	26,204
Advances received	-	4,110
Others	1,372	1,218
	22,767	37,738
Non-current trade and other payables	(403)	(1,167)
	22,364	36,571
Less: included as part of a disposal group held for sale (Note 39)	-	(8,217)
Current trade and other payables	22,364	28,354

Trade and other payables are recognised at amortised cost and their carrying value approximates fair value. Charter hire is paid in advance in terms of the charter contracts. The remaining payment terms are predominately 30 days.

The Group’s trade and other payables are predominantly non-interest bearing and unsecured.